Provisions - summary of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Current provisions	€ 7,255	€ 8,978
Non-current provisions	4,966	5,027
Provisions	12,221	14,005
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Current provisions	2,045	2,406
Non-current provisions	3,671	3,900
Provisions	5,716	6,306
Sales incentives
Disclosure of other provisions [line items]
Current provisions	4,078	5,479
Non-current provisions	0	0
Provisions	4,078	5,479
Legal proceedings and disputes
Disclosure of other provisions [line items]
Current provisions	397	303
Non-current provisions	183	222
Provisions	580	525
Commercial risks
Disclosure of other provisions [line items]
Current provisions	410	441
Non-current provisions	301	120
Provisions	711	561
Restructuring
Disclosure of other provisions [line items]
Current provisions	64	72
Non-current provisions	24	34
Provisions	88	106
Other risks
Disclosure of other provisions [line items]
Current provisions	261	277
Non-current provisions	787	751
Provisions	€ 1,048	€ 1,028